Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of Current Inventories [Line Items]
Raw materials and consumables(a)	$ 340	$ 392
Work in progress(a)	178	200
Finished goods(a)	699	724
Engineering and maintenance materials	126	123
Provision against inventories	(31)	(28)
Total inventories	1,312	1,411
Current raw materials	4,000	4,400	$ 4,300
Discontinued operations
Classes of Current Inventories [Line Items]
Current raw materials	$ 300	$ 300	$ 300